Note 9 - Income Taxes - Components of Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Federal	$ 467	$ 0	$ 0
State and local	(881)	411	80
Foreign	1,117	1,096	1,813
Total current income tax expense	703	1,507	1,893
Federal	89	(175)	0
State and local	(12)	(843)	0
Foreign	(323)	573	(1,279)
Total deferred income tax expense (benefit)	(246)	(445)	(1,279)
Total	$ 457	$ 1,062	$ 614